Subsequent Events - Additional Information (Details) - Common Stock - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 11, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Number of common shares issued and sold		10,139,656
Private Placement | Subsequent Event
Subsequent Event [Line Items]
Number of common shares issued and sold	6,278,905
Offering price per share	$ 15.13
Gross proceeds from private placement	$ 95.0